5. Equity Method Investment: Equity Method Investments (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Details
EQUITY METHOD INVESTMENTS	[1]	$ 24,989,505	$ 26,059,579
Equity Method Investment, Partnership assets		97,456,613	104,677,496
Equity Method Investment, Partnership liabilities		148,566	2,667,002
Equity Method Investment, Partnership Net Income		$ (3,344,462)	$ 4,560,544

[1]	See Note 5.